Average Annual Total Returns{- Government Portfolio} - 06.30 North Carolina Capital Management Trust PRO-14 - Government Portfolio - Government Portfolio (NCCMT)-Default - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.98%	0.54%